Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Quarterly Financial Information (Unaudited)

The following quarterly financial information for the years ended December 31, 2011 and 2010 is unaudited. However, in the opinion of management, all adjustments, which include normal recurring adjustments necessary to present fairly the results of operations for the periods, are reflected.

(In thousands, except per share data)
2011	March 31	June 30	September 30	December 31
Total interest income	$10,242	$10,196	$9,952	$9,133
Total interest expense	2,767	2,725	2,599	2,460
Net interest income	7,475	7,471	7,353	6,673
Provision for loan losses	2,500	1,750	1,400	1,150
Net interest income after provision for loan losses	4,975	5,721	5,953	5,523
Total noninterest income	1,255	1,447	1,654	1,305
Total noninterest expense	6,158	6,247	6,101	6,012
Income before provision (benefit) for income taxes	72	921	1,506	816
Provision (benefit) for income taxes	(148)	277	420	220
Net income	220	644	1,086	596
Preferred stock dividends and discount accretion	384	395	386	393
Income available (loss attributable) to common shareholders	$(164)	$249	$700	$203
Net income (loss) per common share - Basic	$(0.02)	$0.03	$0.09	$0.03
Net income (loss) per common share - Diluted	$(0.02)	$0.03	$0.09	$0.03

(In thousands, except per share data)
2010	March 31	June 30	September 30	December 31
Total interest income	$11,513	$10,944	$10,726	$10,852
Total interest expense	4,049	3,681	3,314	2,991
Net interest income	7,464	7,263	7,412	7,861
Provision for loan losses	1,500	1,500	1,500	2,750
Net interest income after provision for loan losses	5,964	5,763	5,912	5,111
Total noninterest income	910	1,170	1,460	1,529
Total noninterest expense	5,941	6,040	6,404	6,605
Income before provision (benefit) for income taxes	933	893	968	35
Provision (benefit) for income taxes	185	212	242	(50)
Net income	748	681	726	85
Preferred stock dividends and discount accretion	373	379	385	383
Income available (loss attributable) to common shareholders	$375	$302	$341	$(298)
Net income (loss) per common share - Basic	$0.05	$0.04	$0.05	$(0.04)
Net income (loss) per common share - Diluted	$0.05	$0.04	$0.05	$(0.04)